Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Leases – We lease numerous retail outlet stores, warehouses, and office facilities. All leases are recognized on a straight-line basis over the minimum lease term.
Litigation – We are involved in various routine legal proceedings incidental to the operation of our business. We do not believe that it is reasonably possible that any ongoing or pending litigation will have a material effect on our future financial position, net income, or cash flows. Notwithstanding the foregoing, legal proceedings involve an element of uncertainty. Future developments could cause these legal proceedings to have a material adverse effect on our future financial statements.
Our Buffalo China, Inc. subsidiary (“Buffalo China”) entered into a brownfield program clean up agreement in 2008 with the New York State Department of Environmental Conservation for the former Buffalo China manufacturing facility in Buffalo, New York. Buffalo China retained liability for the clean-up when it sold the facility to the Niagara Ceramics Corporation. In December 2012, we received a Certificate of Completion from New York State Department of Environmental Conservation. An accrual of approximately $0.5 million representing testing and other final site monitoring costs was reflected in accrued liabilities at June 30, 2014.
In June 2006, the Phase I and II studies of the Oneida knife facility located in Oneida, New York, prepared in connection with the sale of that facility, discovered a reportable event relative to the presence of asbestos, ancient petroleum and volatile organic compounds contamination. We entered into a brownfield program clean up agreement with the New York State Department of Environmental Conservation regarding this facility. A site remediation and cost plan has been developed and is being finalized. During the three months ended June 30, 2014, we increased the accrual for site demolition and clean-up by approximately $0.4 million. As of June 30, 2014 we had an accrual of approximately $1.0 million reflected in accrued liabilities.
Collective Bargaining Agreements – We are party to collective bargaining agreements for most of our manufacturing and distribution employees. On March 9, 2013, we signed a five-year collective bargaining agreement with the United Steelworkers covering our Monaca, Pennsylvania, manufacturing plant. This agreement covers the period from March 9, 2013, through September 30, 2017. On October 1, 2013, we signed a three-year collective bargaining agreement with the United Steelworkers covering our Lancaster, Ohio, manufacturing and distribution facilities. This agreement covers the period from October 1, 2013, through September 30, 2016. On October 16, 2013, we signed a three-year collective bargaining agreement with the United Steelworkers covering our Lancaster, Ohio, mold makers. This agreement covers the period from October 16, 2013 through September 30, 2016.
On July 30, 2014, we signed a Memorandum of Agreement (“MOA”) with the United Steelworkers covering our Lancaster, Ohio, manufacturing and distribution facilities, and a separate MOA with the United Steelworkers covering our Lancaster, Ohio, mold makers. This MOA amends the collective bargaining agreements dated October 1, 2013, and October 16, 2013 to provide changes for: (i) lower wage rates, (ii) an annual profit sharing, (iii) changes to health insurance and 401(k) benefit plans, (iv) certain expenditures at the Lancaster facility, and (iv) consultation and discussion related to certain transactions.

Commitments and Contingencies
Leases – The Company leases numerous retail outlet stores, warehouses, and office facilities. Lease expense charged to operations was approximately $10.2 million and $10.0 million for the reporting periods ended December 31, 2013 and 2012, respectively. All leases are recognized on a straight-line basis over the minimum lease term. Future minimum payments for all non-cancelable operating leases having a remaining term in excess of one year at December 31, 2013, are as follows (in thousands):

Year Ending December 31,
2014	$6,731
2015	4,680
2016	4,098
2017	3,805
2018	3,499
Thereafter	28,587
Total	$51,400

Under the provisions of some leases, the Company pays taxes, maintenance, insurance and other operating expenses related to leased premises. These amounts are not included in the minimum lease payments above.
Litigation - We are involved in various routine legal proceedings incidental to the operation of its business. We do not believe that it is reasonably possible that any ongoing or pending litigation will have a material effect on the future financial position, net income, or cash flows of the Company. Notwithstanding the foregoing, legal proceedings involve an element of uncertainty. Future developments could cause these legal proceedings to have a material adverse effect on the Company’s future financial statements.
The Company’s Buffalo China, Inc. subsidiary (“Buffalo China”) entered into a Brownfield Program clean up agreement in 2008 with the New York State Department of Environmental Conservation for the former Buffalo China manufacturing facility in Buffalo, New York. Buffalo China retained liability for the clean-up when it sold the facility to the Niagara Ceramics Corporation. In December 2012, the Company received the Certificate of Completion from New York State Department of Environmental Conservation. An accrual of approximately $0.5 million representing testing and other final site monitoring costs was reflected in accrued liabilities at December 31, 2013.
In June 2006, the Phase I and II studies of the Company’s Oneida Knife Plant facility located in Oneida, New York, prepared in connection with the sale of that facility, discovered a reportable event relative to the presence of asbestos, ancient petroleum and volatile organic compounds contamination. The Company entered into a Brownfield Program agreement with the New York State Department of Environmental Conservation regarding the cleanup of this facility. A site remediation and cost plan has been developed and is being finalized. An accrual of approximately $0.6 million representing an update to the estimate, less any costs paid in connection with remediation services, was reflected in accrued liabilities at December 31, 2013.
We are party to collective bargaining agreements for most of our manufacturing and distribution employees. On March 9, 2013, the company signed a five-year collective bargaining agreement with the United Steelworkers covering our Monaca, Pennsylvania, manufacturing plant. This agreement covers the period from March 9, 2013, through September 30, 2017. On October 1, 2013, the Company signed a three-year collective bargaining agreement with the United Steelworkers covering our Lancaster, Ohio, manufacturing and distribution facilities. This agreement covers the period from October 1, 2013, through September 30, 2016. On October 16, 2013, the Company signed a three-year collective bargaining agreement with the United Steelworkers covering our Lancaster, Ohio, mold makers. This agreement covers the period from October 16, 2013 through September 30, 2016.